Subsequent Events - Additional information (Detail) - USD ($) $ / shares in Units, shares in Millions		1 Months Ended		12 Months Ended
	Feb. 27, 2026	Feb. 28, 2026	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [Line Items]
Dividends declared per common share				$ 2.38	$ 2.16
Shares repurchased				6.0	4.1
NCIB [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Common shares repurchased, maximum value			$ 1,000,000,000
Shares repurchased			6.0	6.0
Dividends declared after year ended [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Dividend increase dollars		$ 0.24
Dividends declared per common share		0.655
New annual dividends paid ordinary shares per share		$ 2.62
Dividend increase percentage		10.00%
Potential ordinary share transactions [member] | NCIB [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Common shares repurchased, maximum value	$ 600,000,000
Additional repurchase of common shares maximum	6.0
Potential repurchase of common shares	16.0
Return of captial transactions [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Return of capital		$ 605,000,000
Cash distribution to shareholders		$ 1.36